Commitments and Contingencies - Schedule of Jackpot Liabilities Recorded as Current and Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Current liabilities	$ 76,191	$ 84,250
Non-current liabilities	178,376	$ 191,376
Total jackpot liabilities	$ 254,567